Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended	9 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Jul. 31, 2026 CAD ($) shares	Jul. 31, 2025 CAD ($) shares	Mar. 31, 2026 shares	Jul. 31, 2026 CAD ($) shares	Jul. 31, 2025 CAD ($) shares	Apr. 28, 2026 shares	Oct. 31, 2025 shares
Statement Line Items [Line Items]
Proceeds from issuing shares						$ 7,530,000	$ 114,189,000
Shares purchased and cancelled during period (in shares) | shares			0	351,142		0	351,142
Reduction of issued capital				$ 5,400,000		$ 0	$ 5,400,000
Expense from share-based payment transactions			$ 5,000	0		$ 11,000	75,000
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital				1,700,000			1,700,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares			32,419,079			32,419,079		32,167,347	31,945,535
Proceeds from issuing shares	$ 116,000,000
Issue of equity	116,300,000
Share issue related cost	$ 6,200,000
Maximum number of shares allowed to be purchased for cancellation (in shares) | shares								2,000,000
Percent of public float								9.14%
Number of shares in public float (in shares) | shares								21,876,251
Average daily trading volume (in shares) | shares					26,510
Number of shares traded (in shares) | shares					11,929,689
Number of shares traded on TSE system (in shares) | shares					3,313,798
Number of shares traded on alternate exchanges and trading systems (in shares) | shares					8,615,891
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Issue of equity			$ 3,634,000	0		$ 8,988,000	114,879,000
Share issue related cost			0	0		0	(690,000)
Reduction of issued capital			$ (0)	$ 3,759,000		$ (0)	$ 3,759,000
Shares issued from stock option exercises (in shares) | shares			223,382	0		473,544	6,775
Value From The Exercise Of Options			$ 3,600,000	$ 0		$ 7,500,000	$ 100,000
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares		$ 11.2
Percentage of base offering	15.00%	15.00%